Organization and Principal Activities - Schedule of Group's Major Direct and Indirect Invested Subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
GreenTree Inns Hotel (Shanghai) Management, Inc. [Member]
Schedule of Group's Major Direct and Indirect Invested Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation, Merger or Acquisition	Nov. 30, 2004
Place of Incorporation	PRC
Major Operation	Hotel management
GreenTree Inns Hotel (China) Management, Inc. [Member]
Schedule of Group's Major Direct and Indirect Invested Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation, Merger or Acquisition	Jun. 30, 2005
Place of Incorporation	PRC
Major Operation	Hotel management
Shiruide Hotel Management (Shanghai) Co., Ltd. [Member]
Schedule of Group's Major Direct and Indirect Invested Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation, Merger or Acquisition	Feb. 16, 2009
Place of Incorporation	PRC
Major Operation	Hotel management
GreenTree Suites Management Corp (“GreenTree Suites”) [Member]
Schedule of Group's Major Direct and Indirect Invested Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation, Merger or Acquisition	Jun. 30, 2009
Place of Incorporation	Cayman Islands
Major Operation	Investment holding
Pacific Hotel Investment, Inc.(“PHI”) [Member]
Schedule of Group's Major Direct and Indirect Invested Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation, Merger or Acquisition	Jun. 30, 2009
Place of Incorporation	Samoa
Major Operation	Investment holding
GreenTree Inns Hotel Management Group, Inc. (“GreenTree Samoa”) [Member]
Schedule of Group's Major Direct and Indirect Invested Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation, Merger or Acquisition	Oct. 28, 2010
Place of Incorporation	Samoa
Major Operation	Investment holding
GreenTree Hotels (Hong Kong), Limited. [Member]
Schedule of Group's Major Direct and Indirect Invested Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation, Merger or Acquisition	Feb. 17, 2011
Place of Incorporation	Hong Kong
Major Operation	Investment holding
Shanghai Evergreen Technology Co., Ltd. (“Shanghai Evergreen”) [Member]
Schedule of Group's Major Direct and Indirect Invested Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation, Merger or Acquisition	Oct. 20, 2011
Place of Incorporation	PRC
Major Operation	Information technology services
Shanghai Jingjia Hotel Co., Ltd. [Member]
Schedule of Group's Major Direct and Indirect Invested Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation, Merger or Acquisition	Feb. 15, 2017
Place of Incorporation	PRC
Major Operation	Hotel management
Shanghai Sipei Technology Co., Ltd. (“Shanghai Sipei”) [Member]
Schedule of Group's Major Direct and Indirect Invested Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation, Merger or Acquisition	Oct. 20, 2011
Place of Incorporation	PRC
Major Operation	Information technology services
Da Niang Dumpling Catering Group Co., Ltd. [Member]
Schedule of Group's Major Direct and Indirect Invested Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation, Merger or Acquisition	Apr. 30, 2017
Place of Incorporation	PRC
Major Operation	Restaurant management
Huge Cyber Ltd. [Member]
Schedule of Group's Major Direct and Indirect Invested Subsidiaries [Line Items]
Percentage of Ownership	84.00%
Date of Incorporation, Merger or Acquisition	Aug. 21, 2020
Place of Incorporation	Hong Kong
Major Operation	Restaurant management
Bellagio (Shanghai) Catering Management Co., Ltd. [Member]
Schedule of Group's Major Direct and Indirect Invested Subsidiaries [Line Items]
Percentage of Ownership	84.00%
Date of Incorporation, Merger or Acquisition	Aug. 21, 2020
Place of Incorporation	PRC
Major Operation	Restaurant management
Bellagio (Beijing) Catering Management Co., Ltd. [Member]
Schedule of Group's Major Direct and Indirect Invested Subsidiaries [Line Items]
Percentage of Ownership	84.00%
Date of Incorporation, Merger or Acquisition	Aug. 21, 2020
Place of Incorporation	PRC
Major Operation	Restaurant management